Note 11 - Business and Credit Concentrations, Major Customers and Geographic Information	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(11)	Business and Credit Concentrations, Major Customers and Geographic Information

The Company provides credit, in the normal course of business, to various commercial enterprises, governmental entities and not-for-profit organizations. Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of customers. The Company also manages exposure to credit risk through credit approvals, credit limits and monitoring procedures. Management believes that credit risks as of October 31, 2015 and 2014 have been adequately provided for in the consolidated financial statements.

For the year ended October 31, 2015, 13.6% and 10.8%, or approximately $10.0 million and $8.0 million, of consolidated net sales were attributable to two customers. No other customer accounted for more than 10% of consolidated net sales for the year ended October 31, 2015.

As of October 31, 2015, no single customer had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders’ equity.

For the year ended October 31, 2014, 16.8%, or approximately $14.0 million of consolidated net sales were attributable to one customer. No other customer accounted for more than 10% of consolidated net sales for the year ended October 31, 2014.

As of October 31, 2014, one customer had an outstanding balance payable to the Company totaling 13.9% of total consolidated shareholders’ equity. No other customer had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders’ equity.

For the year ended October 31, 2013, no single customer accounted for more than 10% of consolidated net sales.

For the years ended October 31, 2015, 2014 and 2013, approximately 78%, 79% and 70%, respectively, of net sales were from customers in the United States, while approximately 22%, 21% and 30%, respectively, were from customers outside of the United States.

Net sales attributable to the United States and all other countries in total for the years ended October 31, 2015, 2014 and 2013 were as follows:

	Years ended October 31,
	2015	2014	2013
United States	$57,402,020	$65,457,787	$52,931,288
Outside the United States	16,166,718	17,519,945	22,334,750
Total net sales	$73,568,738	$82,977,732	$75,266,038

No individual country outside of the United States accounted for more than 10% of total net sales in fiscal years 2015, 2014 or 2013.

The Company has a single reportable segment for purposes of segment reporting, exclusive of Centric Solutions. For the years ended October 31, 2015, 2014 and 2013, Centric Solutions generated revenues, net of intercompany sales, totaling approximately $1.5 million, $1.4 million and $1.5 million, respectively. For the years ended October 31, 2015, 2014 and 2013, Centric Solutions incurred operating losses of approximately $175,000, $256,000 and $124,000, respectively. Total assets of Centric Solutions of approximately $181,000 and $220,000 (net of intercompany amounts) are included in the total consolidated assets of the Company as of October 31, 2015 and 2014, respectively.